Schedule of 1800 Diagonal Notes (Details) - USD ($)	3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Loss on debt issuance					$ 653,208
Thousand Eight Hundred Diagonal Notes [Member]
Debt Instrument [Line Items]
Beginning balance	$ 530,000	$ 411,000	$ 432,000	$ 432,000
Issuance of 1800 Diagonal convertible notes	447,350	393,300	124,200
Loss on debt issuance	65,650	58,700	21,800
Repayments in cash	(65,589)	(316,719)	(145,286)
Change in fair value	4,190	(16,281)	(21,714)
Conversions	(156,600)
Ending balance	825,000	$ 530,000	$ 411,000	825,000	$ 432,000
Accrued interest as of September 30, 2025	$ 71,505			$ 71,505